Shareholders’ Equity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions									12 Months Ended
		Feb. 27, 2025 USD ($) $ / shares shares	Jan. 06, 2025 USD ($) $ / shares shares	Mar. 18, 2024 USD ($) $ / shares shares	Nov. 15, 2023 USD ($) $ / shares shares	Nov. 07, 2022 shares	Apr. 08, 2021 CNY (¥) shares	Apr. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 shares	Mar. 31, 2025 ¥ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 ¥ / shares shares	Mar. 31, 2024 $ / shares shares	Jun. 29, 2022 shares
Shareholders’ Equity [Line Items]
Share issued		17,340,000	1,020,000	373,846,160
Public price per share (in Dollars per share) | $ / shares								$ 4,000
Offering fees and expenses							¥ 88.2	$ 13,900,000
Common stock for issuance																5,300,000
Common stock issued and granted						5,300,000
Common stock granted fair value (in Dollars) | $										$ 9,301,500
Shares issuance per share (in Dollars per share) | $ / shares		$ 0.13	$ 0.15		$ 0.13
Aggregate sale of units		173,400,000	10,200,000		373,846,160
Ordinary share		1	1		1
Common stock par value (in Dollars per share) | (per share)	[1]											¥ 0.001	$ 0.001	¥ 0.001
Initial exercise price per share (in Dollars per share) | $ / shares		$ 0.3275	$ 0.344		$ 0.33
Aggregate purchase price of warrants (in Dollars) | $					$ 48,600,000
Purchase price (in Dollars) | $		$ 22,500,000	$ 1,530,000
Reverse stock split		1-for-10							The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split.
Ordinary shares, shares authorized	[1]											99,000,000	99,000,000	99,000,000	99,000,000
Ordinary shares, shares issued	[1]											3,604,015	3,604,015	1,568,456	1,568,456
Ordinary shares, shares outstanding	[1]											3,604,015	3,604,015	1,568,456	1,568,456
Warrants to purchase		52,020,000	3,060,000	1,121,538,480
Warrants exercise price per share (in Dollars per share) | $ / shares		$ 3.275	$ 3.44	$ 0.33
Warrant term		5 years	5 years	5 years
Fair value of shares (in Dollars) | $		$ 128.61	$ 1.20	$ 242.8
Grandsky Phoenix Limited [Member]
Shareholders’ Equity [Line Items]
Share issued							3,750,000	3,750,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $								$ 15,000,000
Shares issuance per share (in Dollars per share) | $ / shares															$ 1.755
Common stock par value (in Dollars per share) | $ / shares					$ 0.0001
Common Class A [Member]
Shareholders’ Equity [Line Items]
Shares issuance per share (in Dollars per share) | $ / shares		$ 1.3											$ 1.3
Common stock par value (in Dollars per share) | $ / shares		0.001
Initial exercise price per share (in Dollars per share) | $ / shares		$ 3.275											$ 3.275
Purchase price (in Dollars) | $		$ 22,500,000							$ 22,500,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Share issued									1,789,231	1,495,385	21,200
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Shares sold		17,340,000
Two Thousand Twenty Two Performance Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Shares issuance per share (in Dollars per share) | $ / shares					$ 0.251
Common stock granted (in Dollars) | $					$ 1,179,700
Two Thousand Twenty Two Performance Incentive Plan [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock issued and granted					4,700,000

[1]	Retrospectively restated for effect of the authorized shares decreased on March 31, 2025.